Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 115,160
Balance at end of period	$ 126,091		$ 126,091
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	458	678	213	748
Purchase of shares, Number of shares	34,066	26,749	78,941	64,179
Sale of shares, Number of shares	(34,211)	(27,146)	(78,841)	(64,646)
Ending balance, Number of shares	313	281	313	281
Balance at beginning of period	$ (38)	$ (58)	$ (17)	$ (64)
Purchase of shares, Amount	(2,880)	(2,154)	(6,384)	(5,250)
Sale of shares, Amount	2,892	2,188	6,375	5,290
Balance at end of period	(26)	(24)	(26)	(24)
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period	$ 11,138	$ 10,503	$ 11,138	$ 10,503
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	549	160	163	142
Purchase of shares, Number of shares	989	1,565	3,442	3,239
Sale of shares, Number of shares	(1,397)	(1,587)	(3,464)	(3,243)
Ending balance, Number of shares	141	138	141	138
Balance at beginning of period	$ (51)	$ (27)	$ (18)	$ (65)
Purchase of shares, Amount	(267)	(153)	(1,387)	(251)
Sale of shares and other equity instruments	290	172	1,377	308
Balance at end of period	$ (28)	$ (8)	$ (28)	$ (8)